Debt - other debt (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 15, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Debt and Other		€ 14,528	€ 17,971	€ 24,048
Canada HCT Tranche B Note
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		272
Extinguishment of debt principal amount		226
Gain (loss) on extinguishment of debt		€ 9
Mandatory Convertible Securities
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	€ 213